Supplementary cash flow information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details for acquisitions
Assets acquired	€ (830,460)	€ (547,146)	€ (337,300)
Liabilities assumed	16,407	70,143	41,761
Noncontrolling interests	188,469	120,197	37,140
Put option liabilities			26,801
Non-cash consideration	578,009	12,482	33,804
Cash paid	(47,575)	(344,324)	(224,595)
Less cash acquired	58,101	19,518	9,759
Net cash paid for acquisitions	10,526	(324,806)	(214,836)
Cash paid for investments	(23,311)	(77,010)	(10,899)
Cash paid for intangible assets	(46,348)	(32,355)	(33,250)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(59,133)	(434,171)	(258,985)
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	60,161	52,444	14,608
Proceeds from divestitures	€ 60,161	€ 52,444	€ 14,608